PROFIT (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted losses per share
	Year ended December 31,
	2025	2024	2023
Numerator:

Net profit (loss) for basic and diluted loss per share	$35,343	$(14,231)	$(18,754)

Denominator:

Weighted average number of ordinary shares used in computing basic net profit (loss) per share	93,425,341	89,528,031	87,633,298
Weighted average number of ordinary shares used in computing diluted net profit (loss) per share	93,815,083	89,528,031	87,633,298

Basic profit (loss) per ordinary share	$0.38	$(0.16)	$(0.21)
Diluted profit (loss) per ordinary share	$0.38	$(0.16)	$(0.21)